Provisions (Narrative) (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)
Disclosure of other provisions [line items]
Amount of current portion on provisions recognized	R$ 16,058	$ 2,593		$ 6,012
Amount of recognized provision legal proceedings matter		3,060		6,447
Labour matters provision		466		435
Contract penalties provision		$ 453		$ 453
Assumption of discount rates	7.34%	7.34%	5.56%	5.56%
Maracas Menchen Mine [Member]
Disclosure of other provisions [line items]
Provision for environmental compensation		$ 312
Amount of provision for environmental compensation expected to be incurred next twelve months		312		$ 398
Anticipated liability	R$ 73,711	11,904	R$ 73,943	15,273
Currais Novos Tungsten [Member]
Disclosure of other provisions [line items]
Anticipated liability	R$ 3,555	$ 574	R$ 3,390	$ 700